       As filed with the Securities and Exchange Commission on April 30, 1999.

                                                     Registration Number 2-14290

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington D.C. 20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 52

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 52

                          Mairs and Power Growth Fund, Inc.
                  (Exact Name of Registrant as Specified in Charter)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         W-1420 First National Bank Building
                                 332 Minnesota Street
                               St. Paul, MN  55101-1363
                 (Address of Principal Executive Offices)  (Zip Code)
           Registrant's Telephone Number, Including Area Code: (651) 222-8478
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           George A. Mairs, III, President
                         W-1420 First National Bank Building
                                 332 Minnesota Street
                               St. Paul, MN  55101-1363
                       (Name and Address of Agent for Service)

                                  with copies to:
                            Christopher C. Cleveland, Esq.
                               Briggs and Morgan, P.A.
                                   2400 IDS Center
                                Minneapolis, MN  55402
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

/X/  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:   Common Stock, $.01 par value per share

                             ----------------------------
                                   MAIRS AND POWER
                                  GROWTH FUND, INC.
                             ----------------------------



PROSPECTUS
April 30, 1999



W-1420 FIRST NATIONAL BANK BLDG.
332 MINNESOTA STREET
ST. PAUL, MN  55101-1363
1-800-304-7404

INVESTMENT OBJECTIVE

The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

ADDITIONAL INFORMATION ABOUT THE FUND

This Prospectus, which should be kept for future reference, is designed to set forth the information you should know before you invest. A "Statement of Additional Information" dated April 30, 1999, contains more information about the Fund and has been filed with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus. You may obtain a copy of the Statement without charge, by writing to the Fund or by calling our Customer Service Department at 1-800-304-7404.

FEES AND EXPENSES

The Fund is offered on a no-load basis, which means that you pay no sales charge for the purchase or sale of Fund shares and no 12b-1 marketing fees. You will, however, incur expenses for investment advisory, management, and administrative services, which are included in annual fund operating expenses.

The Securities and Exchange Commission has not determined if the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

Risk/Return Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Principal Risks of Investing in the Fund . . . . . . . . . . . . . . . . .    3

Bar Chart and Performance Table. . . . . . . . . . . . . . . . . . . . . .    4

Fees and Expenses of the Fund. . . . . . . . . . . . . . . . . . . . . . .    5

Investment Objective and Policies and Related Risks. . . . . . . . . . . .    6

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .    7

Management's Discussion of Fund Performance. . . . . . . . . . . . . . . .    8

Comparison Chart (Fund, S & P 500 Index, Consumer Price Index) . . . . . .    8

Types of Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Purchasing Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Redeeming Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11

Transferring Registration. . . . . . . . . . . . . . . . . . . . . . . . .   12

Dividends, Capital Gains, and Taxes. . . . . . . . . . . . . . . . . . . .   12

Determining Net Asset Value Per Share. . . . . . . . . . . . . . . . . . .   13

Other Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . .   14

Condensed Financial Information. . . . . . . . . . . . . . . . . . . . . .   16

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

PRINCIPAL INVESTMENT STRATEGIES

We expect that common stocks will continue to be the primary emphasis in the portfolio. Preference is given to holdings in high quality companies characterized by:

-    earnings that are reasonably predictable,
-    return on equity that is above average,
-    market dominance, and
-    financial strength.

Because we believe that smaller capitalization companies provide somewhat higher returns over long time frames, some emphasis is placed on holdings in small to medium sized companies that a) generally are located in the Upper Midwest region, and b)companies that may be under-owned by institutional investors.

The Fund seeks to

-    keep its assets reasonably fully invested at all times and
-    maintain modest portfolio turnover rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments have risks. Although the Fund cannot eliminate all risk, it seeks to moderate risk by investing in a diversified portfolio of equity
securities.  The Fund is designed for long-term investors.   Shareholders should
be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. There can be no assurance, of course, that the Fund will achieve its objective.

Risks of investing in the Fund include:

- Adverse market conditions (the chance that stock prices in general will fall, sometimes suddenly and sharply).

- Volatility in the market prices of equity securities (which are generally subject to greater price fluctuations than prices of fixed income securities, such as bonds and other debt obligations). Equity prices may fluctuate markedly over the short-term due to:

          1)   Changing market conditions,
          2)   Interest rate fluctuations, and
          3)   Various economic and political factors.

-    Loss of money is a risk of investing in the Fund.

                           BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Mairs and Power Growth Fund by showing changes in the Fund's performance from year to year over a 10-year period and by showing how the Fund's average annual returns for one, five and ten years compare to those of the S & P 500, a broad-based market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the 10-year period shown in the bar chart, the highest return for a quarter was +23.7% (quarter ending March 31, 1991) and the lowest return for a quarter was -18.1% (quarter ending September 30, 1990).

1989     1990   1991     1992   1993     1994   1995    1996     1997    1998
28.1%    3.7%   42.0%    7.9%   12.9%    5.6%   49.3%   26.4%    28.7%   9.4%


--------------------------------------------------------------------------------
Average Annual Total Returns
   (for periods ending
    December 31, 1998)        Past One Year   Past Five Years   Past Ten Years
--------------------------------------------------------------------------------
 Mairs and Power Growth Fund      +9.4%            +22.9%           +20.5%
--------------------------------------------------------------------------------
         S & P 500*               +28.7%           +24.1%           +19.2%
--------------------------------------------------------------------------------

* The S & P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

              SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)Imposed on Purchases (as a percentage
of offering price)     . . . . . . . . . . . . . . . . . . . . . . . . .   None
Maximum Deferred Sales Charge (Load) . . . . . . . . . . . . . . . . . .   None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and other Distributions. . . . . . . . . . . . . . . . . . . .   None
Redemption Fee (as a percentage of amount redeemed). . . . . . . . . . .   None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                         FOR THE YEAR ENDED DECEMBER 31, 1998
                       (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.60%
Distribution (12b-1) Fees. . . . . . . . . . . . . . . . . . . . . . . .  None
Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.22%
                                                                          -----
Total Annual Fund Operating Expenses . . . . . . . . . . . . . . . . . .  0.82%

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 Year      3 Year      5 Year      10 Year
              ------      ------      ------      -------
               $84         $263        $457       $1,017

You would pay the following expenses if you did not redeem your shares:

              1 Year      3 Year      5 Year      10 Year
              ------      ------      ------      -------
               $84         $263        $457       $1,017

Although these examples are based on actual expenses in the most recent year, they should not be considered a representation of past or future expenses because actual expenses in future years may be greater or less than those shown. These examples are for comparison only.

INVESTMENT OBJECTIVE AND POLICIES AND
RELATED  RISKS

INVESTMENT OBJECTIVE AND POLICIES. The Fund's objective is to provide its shareholders with a diversified holding of securities. The Fund seeks to offer the possibilities for long-term capital appreciation. It is expected that common stocks will continue to be the primary emphasis in the portfolio. Preference is given to holdings in high quality companies characterized by:

-    reasonably predictable earnings,
-    above average return on equity,
-    market dominance, and
-    financial strength.

Because we recognize that smaller capitalization companies provide somewhat higher returns over longer time frames, some emphasis is placed on small to medium sized companies, generally located in our Upper Midwest region. These companies may be under-owned by institutional investors. Assets of the Fund will be reasonably fully invested at all times. Cash, bank certificates of deposit and short-term debt securities may be held in modest amounts to provide a reserve for future purchases or better enable the Fund to achieve its objective. Portfolio turnover is expected to be modest in relation to comparable mutual funds.

A detailed description of the Fund's investment limitations is contained in the Statement of Additional Information. Such limitations are fundamental policies, which means that the Fund's objectives cannot be changed without the approval of a majority of the Fund's shareholders, as defined in the Statement of Additional
Information.   The Fund will not invest in oil, gas or other mineral leases and real estate limited partnership interests.

RISKS. All investments have risks. Although the Fund cannot eliminate all risk, it seeks to moderate risk by investing in a diversified portfolio. Long-term investors, for whom the Fund is designed, should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. There can be no assurance, of course, that the Fund will achieve its objective. Loss of money is a risk of investing in the Fund.

The Fund is subject to the general risk of adverse market conditions for equity securities. The market prices of equity securities are generally subject to greater volatility than prices of fixed income securities, such as bonds and other debt obligations. Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors.

The Fund's performance depends on the active management by the Investment Adviser, Mairs and Power, Inc., in selecting and maintaining a portfolio of securities which will achieve the Fund's investment objectives. The Fund could under-perform compared to other Funds having similar investment objectives.

YEAR 2000. As with other mutual funds, Year 2000 issues create risks for the Fund. The Year 2000 problem arises principally from computer programs that use two digits rather than four to define a year. If uncorrected, computer systems may be unable to recognize and process information beyond the year 1999. Computer system failures could delay or disrupt pricing and securities trading for the Fund and the processing of investors' accounts. In addition, the value of the Fund's portfolio securities could be negatively affected if the issuers of those securities have not adequately addressed Year 2000 issues.

The Fund is actively addressing Year 2000 issues affecting its own computer systems and is working with its transfer agent and custodian and other third party providers to ensure that all of the systems upon which the Fund depends will be Year 2000 compliant. Additionally, the Fund is reviewing the potential effect of Year 2000 issues on the companies held in its investment portfolio.

The Fund's Investment Adviser has initiated a comprehensive compliance plan to address Year 2000 issues that may affect its management of the Fund. The Investment Adviser has replaced all internal computer hardware, installed new software and is in the process of installing upgrades for vendor supplied programs. As they are replaced, these systems and other outside data interfaces are being tested and corrected, if needed. The Investment Adviser is also contacting appropriate third party service providers and the issuers of securities held in the Fund's portfolio to determine their readiness and compliance. Certain Year 2000 risks, particularly those affecting the Fund's portfolio companies, are beyond the control of the Fund and its Investment Adviser and create undetermined risks for the Fund.

MANAGEMENT OF THE FUND

The Board of Directors has overall responsibility for the Fund. The Fund employs Mairs and Power, Inc. as its investment adviser to manage the Fund's investment portfolio and certain other business affairs. Mairs and Power, Inc. is compensated by the Fund at the rate of one-twentieth of one percent of the Fund's month-end net asset value (0.6% annually), computed and paid each month. Mairs and Power, Inc. has managed mutual funds since 1958 and has provided investment counsel services since 1931. It is located at W-1420 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363.

George A. Mairs, III, President of Mairs and Power, Inc. is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mairs has been an officer and director of Mairs and Power, Inc. since 1961.

Firstar Bank Milwaukee, N.A., 615 East Michigan Street, P. O. Box 701, Milwaukee, Wisconsin 53201-0701 acts as Custodian for the Fund. Firstar Mutual Fund Services, LLC, a wholly owned subsidiary of Firstar Bank Milwaukee, N.A., serves as Transfer Agent and Dividend Disbursing Agent for the Fund. Firstar controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payments for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services. Firstar is not affiliated with the Fund or Investment Adviser.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

1998 IN REVIEW

In 1998 the Fund achieved a return of 9.4%.  The Standard & Poor's 500
Stock Index return for the year was 28.7%. However, that index is highly dependent on the performance of its largest stocks and last year large stocks dramatically outperformed the market. Just fifteen of the largest stocks in the index accounted for half of the return. The median return of all 500 Standard & Poor's stocks was only 6.6%. The Fund is a blend of large-cap, mid-cap and small-cap stocks. Therefore, mutual fund measurement firms such as MORNINGSTAR characterize it as a mid-cap fund. Our stock selection emphasizes companies with strong earnings prospects and attractive share valuations. Because of our long-term orientation, we are willing to hold certain underperforming stocks for various periods so long as we are confident of the earnings growth. While many large-capitalization stocks appear generously valued, we believe that the recent flight to quality on the part of investors has left many mid and small-capitalization stocks clearly undervalued. We believe that our investment philosophy and style have served our shareholders well and have enabled the Fund to outperform the Standard & Poor's 500 Stock Index over the past ten year period.

             Comparison of change in value of $10,000 investment in Fund,
                    S & P 500 Index, and the Consumer Price Index

[GRAPH]

           1988    1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
           ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Fund         10   12.81   13.28   18.86   20.34   22.95   24.25   36.20   45.76   58.87   64.39
S & P        10   13.16   12.74   16.62   17.90   19.71   19.97   27.47   33.78   45.06   57.99
CPI          10   10.48   11.05   11.51   11.86   12.18   12.50   12.82   13.24   13.46   13.68


        --------------------------------
          Average Annual Total Returns
        --------------------------------
          1 Year    5 Year    10 Year
        --------------------------------
           9.4%     22.9%      20.5%
        --------------------------------

Past investment results should not be taken as necessarily representative of future performance.

TYPES OF ACCOUNTS

The Fund offers several different types of accounts. The Fund's regular purchase application form can be used to establish the following types of accounts:

-    Accounts for one or more people (single or joint accounts).
-    Account for a minor child (UGMA/UTMA - Uniform Gifts/Transfers to Minors
     Act).  Age of majority and other requirements are set by state law.
- Trust Accounts. These accounts may require pages of the Trust document which name the individuals authorized to act.
- Third-Party Trustee Retirement Investments (Firstar Bank Milwaukee is not the custodian or trustee).
- Accounts opened for an organization such as a corporation, partnership or other entity. These accounts may require a corporate resolution or other document to name the individuals authorized to act.

The following types of Retirement Accounts can be established by using the Mairs and Power Growth Fund, Inc. IRA (Individual Retirement Account) Application form:


-    Traditional IRA.
-    Roth IRA.
-    SEP-IRA (Simplified Employee Pension Plan Account).
-    SIMPLE IRA (Savings Incentive Match Plan for Employees Account).

Firstar Bank Milwaukee is the Custodian and Trustee for the above retirement accounts. There is a $12.50 annual maintenance fee for these types of retirement accounts. For further information on retirement accounts, please ask for the Individual Retirement Account Disclosure Statement & Custodial Account Agreement. You may also call Customer Service at 1-800-304-7404 to ask questions about investing for retirement.

PURCHASING SHARES

You may purchase shares of the Fund through Firstar Mutual Fund Services, LLC, the Fund's Transfer Agent. The price you pay per share will be the net asset value computed after the close of trading on the New York Stock Exchange (the "Exchange"), generally 3:00 p.m. Central time. Your purchase will have no sales
charge or marketing fees included in the price of the Fund shares.   Purchase
orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Purchase orders received after the close of trading on a day the Exchange is open for trading will be valued as of the close of trading on the next day the Exchange is open.

An initial purchase must be at least $2,500 ($1,000 for an IRA account) and each subsequent purchase must be at least $100, although the Fund reserves the right to waive or change these minimums at its discretion. All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union or transmitted via electronic transfer through the Automated Clearing House ("ACH") network. The Fund will not accept payment in cash or third party checks for the purchase of shares. If your payment is not received or if you pay with a check or ACH transfer that does not clear, your purchase will be canceled.

The Fund reserves the right to reject applications for the following reasons:

-    Applications received without payment.

- If your payment is made by check or ACH transfer that does not clear, your purchase will be canceled. A $25 fee will be charged by the Transfer Agent against a shareholder account for any payment check returned to the Transfer Agent for insufficient funds. If any loss is sustained by the Fund, this loss will also be charged against the shareholder's account.

-    Applications that would be considered disadvantageous to shareholders.

-    Individuals who previously tried to purchase shares with a bad check.

- Individuals who omit their social security number or tax identification number or applications which do not include a certified social security or tax identification number.

The Fund and its agents reserve the right to cancel or rescind any purchase if:

- An account has engaged in excessive trading or fraud. Notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services.

- Notice has been received of a dispute between the registered or beneficial account owners.

-    There is reason to believe a fraudulent transaction may occur.

-    Instructions are received and are believed not to be genuine.

Stock certificates will not ordinarily be issued to you unless you make a request for a certificate in writing. The Fund will invest the entire dollar amount of your purchase order in full and fractional Fund shares. Income dividends and capital gains distributions will be reinvested for you in additional full and fractional shares unless you request that income dividends and/or capital gains distributions be paid in cash.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund.

Mailing Address:
                          Mairs and Power Growth Fund, Inc.
                          Firstar Mutual Fund Services, LLC
                                     P.O. Box 701
                              Milwaukee, WI  53201-0701


Overnight Deliveries -- Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

                          Mairs and Power Growth Fund, Inc.
                          Firstar Mutual Fund Services, LLC
                               615 East Michigan Street
                              Milwaukee, WI  53202-5207

REDEEMING SHARES

     You may redeem for cash all or a portion of your shares in the Fund by instructing Firstar Mutual Fund Services, LLC, the Fund's Transfer Agent, at its office in Milwaukee, Wisconsin. Your shares will be redeemed at the net asset value computed after the receipt of an acceptable redemption request by the Fund. The price you receive for your redemption of shares will be the net asset value computed after the close of trading on the New York Stock Exchange on that day, generally 3:00 p.m. Central time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the New York Stock Exchange is open. Your redemption request must be in "good order" before your proceeds can be released. This means the following will be required:

(a) A letter of instruction or a stock assignment specifying the account number, number of shares or dollar amount to be redeemed, signed by all owners of the shares exactly as their names appear in the Fund's shareholder records. If certificates have been issued representing shares to be redeemed, they must accompany the letter.

(b) A guarantee of the signature of each owner by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange for redemption requests greater than $10,000.

(c) In the case of estates, trusts, guardianships, custodianships, corporations and pension and profit-sharing plans, other supporting legal documents may be required.

(d) A guarantee of the signature of each owner by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange, if the address of record has been changed within the 15 days preceding any redemption.

(e) If your redemption request is from an IRA or other retirement plan, you must indicate on the redemption request whether or not to withhold federal income tax. If you fail to indicate an election not to have tax withheld, you will be subject to withholding.

     If the proceeds of any redemption are requested to be made payable to or sent to other than the address of record, the signature(s) on the request must be guaranteed by an eligible signature guarantor such as a U.S. commercial bank, trust company, or member of the New York Stock Exchange.

     If any portion of the shares you are redeeming represent an investment made by check, we may delay the payment of the redemption proceeds until our transfer agent is reasonably satisfied that your check has been collected. This may take up to 12 days from the purchase date.

     We will mail your payment to you for the shares you are redeeming typically within one or two business days. The payment will be mailed no later than the seventh business day after the redemption request is received by the Transfer Agent or within such shorter period as may legally be required. The redemption request must be in good order as stated above. If you wish not to receive your proceeds by mail, the following methods for redemption are also available:

- Proceeds may be received by Fed wire transfer. A $12 wire fee will be applied. If you choose this method you must attached a written request with your signature guaranteed.

-    Redemption proceeds may also be received by your bank via ACH transfer.
     You can elect this option by writing to the Fund. You must attach a voided check or deposit slip to your written request. If money is moved by ACH transfer, you will not be charged by the Fund for these services.
     There is a $100 minimum per ACH transfer.

     The Fund's Transfer Agent may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to submit to us your social security or tax identification number. You also must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the purchase application form. If you do not have a social security number, you should indicate on the purchase form that an application to obtain a number is pending. The Transfer Agent is required to withhold taxes if a number is not delivered to the Fund within seven days.

     If you have additional questions regarding the redemption procedure you should contact the Fund's Transfer Agent.

     The right of redemption may be suspended or the date of payment may be postponed as follows:

(1) During weekend or holiday closings, or when trading is restricted as determined by the Securities and Exchange Commission ("SEC").

(2) During any period when an emergency exists as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to fairly determine the value of its net assets.

(3)  For such a period as the SEC may permit.

Once your redemption order is received and accepted by the Fund, you may not revoke or cancel it. The redemption value may be worth more or less than the price originally paid for the shares, and you may realize a gain or loss on redemption.

TRANSFERRING REGISTRATION

     If you request a change in your account registration--such as changing the name(s) on your account, or transferring your shares to another person or legal entity--you must submit your request in writing. A signature guarantee is required which must be obtained from an eligible signature guarantor such as a U.S. commerical bank, trust company, or member of the New York Stock Exchange. Please call our Transfer Agent, Firstar Mutual Fund Services, LLC (1-800-304-7404) for full instructions.

DIVIDENDS, CAPITAL GAINS, AND TAXES

     The Fund distributes all of its net investment income to its shareholders in the form of semi-annual dividends. The dividend payment is made normally in June and December. If a capital gain is realized, the Fund will distribute it near year-end in the year in which such gains are realized. Dividends and capital gains which are not reinvested by you are paid to you by check or transmitted to your bank account via the ACH network. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, your distribution option will be changed to reinvestment. Your distribution check will be reinvested into your account at the Fund's current net asset value per share (NAV). All subsequent distributions will be reinvested in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

     The Fund intends to comply, as it did in 1998, with the special provisions of Subchapter M of the Internal Revenue Code that relieve it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if less than 98% of ordinary income and 98% of capital gains are paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid this excise tax.

     As a shareholder you will be subject to federal income tax at ordinary rates on the distribution of dividend income. Short-term capital gains, if any, are also subject to federal income tax at ordinary rates. Distributions of net long-term capital gains are taxable to you as long-term capital gain regardless of the length of time you have held your shares of the Fund. Long-term capital gains are subject to the 10% (for investors in the 15% tax bracket) or 20% (for investors in the 28% tax bracket or higher) tax rates.

     Dividends and capital gains will be taxable whether you received them in cash or reinvested them in additional shares of the Fund. In January, we will send you Form 1099-DIV indicating the tax status of any dividend and capital gains distributions made to you during the previous year. This information is also reported to the IRS. Distributions may also be subject to state and local taxes. A portion of the Fund's ordinary dividends should be eligible for the 70% deduction for dividends received by corporations.

     The Fund's dividends and distributions are paid on a per share basis. When the dividend and capital gain payments are made, the value of each share will be reduced by the amount of the payment. If you purchase shares shortly before the payment of a dividend or a capital gains distribution, you will pay the full price for the shares and then receive some portion of the price back as a taxable dividend or capital gain.

     The above statements are a general summary of current federal income tax law regarding the Fund. You should consult with your own tax adviser regarding federal, state and local tax consequences of an investment in the Fund.

DETERMINING NET ASSET VALUE PER SHARE

     The Fund's share price, also called its net asset value, or NAV is calculated once daily, after the close of trading on the New York Stock Exchange, generally 3:00 p.m., Central Time, on each day the New York Stock Exchange is open for trading. As a result, shares of the Fund will not be priced on the days which the Exchange is closed: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by adding up the total assets of the Fund, subtracting all of its liabilities, or debts, and then dividing by the total number of Fund shares outstanding:

     Net Asset Value = Total Assets  - Liabilities
                     --------------------------------
                       Number of Shares Outstanding

Securities traded on one or more of the national securities exchanges or Nasdaq, are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on Nasdaq, or if there were no sales on that day, the most recent sales price. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser, Mairs and Power, Inc.

     The Fund's securities may be valued based on valuations provided by an independent pricing service. These valuations are reviewed by Mairs and Power, Inc. If Mairs and Power, Inc. believes that a valuation received from the service does not represent a fair value, it values the security by a method that the Adviser believes will determine a fair value.

OTHER SHAREHOLDER SERVICES

The following reports will be sent to you as a shareholder:

- A confirmation statement each time you buy or sell Fund shares, as well as semi-annual confirmation statements detailing the income dividend and capital gain distributions made by the Fund. The trade date and amount of your transaction will be confirmed. The confirmation will also set forth the market value of your account at the close of the statement period.

- Fund Financial Reports (Quarterly and Annual Reports) will be mailed to you in February, May, August and November. These reports include the performance of the Fund, a report from the Fund Adviser, as well as a listing of the Fund's holdings and other financial statements.

- Tax Statements will generally be mailed in January and report to you the previous year's dividend and capital gain distribution, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.

- Average Cost Statements are mailed in February to shareholders who had redemptions in taxable accounts. The statement will show all redemptions reportable for the current tax year and the average cost per share. The purpose of this statement is to provide help to you with the preparation of your tax return.

     Systematic Withdrawals   You may arrange to have quarterly or monthly
withdrawals of cash from an account by sending a systematic withdrawal request to the Fund. Withdrawal payments are derived from redemption of sufficient shares from a shareholder's account to meet the designated payments. The withdrawal plan may be terminated at any time by writing to the Fund. The minimum investment to establish a systematic withdrawal program is $10,000.

     Automatic Investment Plan   You may make regular monthly or quarterly
investments of $100 or more through automatic deductions from your bank account. To request an Automatic Investment Plan application form, please write or call the Fund at 1-800-304-7404.

Wire Instructions:

You should use the following instructions when wiring funds for the purchase of Fund shares. IMPORTANT: Prior to wiring any funds, you must notify Firstar Mutual Fund Services, LLC at 1-800-304-7404 that the wire will be sent and to verify the proper wire instructions so that the wire is properly applied when received. If you are making an initial investment by wire, you must first complete an Account Application Form and mail it to the Fund. No account services will be established until the complete application has been received by the Fund. IRA accounts cannot be opened by wire.

WIRE TO:
                             Firstar Bank Milwaukee, N.A.
                                 ABA Number 075000022

CREDIT:
                          Firstar Mutual Fund Services, LLC
                                 Account 112-952-137

FURTHER CREDIT:
                          Mairs and Power Growth Fund, Inc.
                             [Shareholder Account Number]
                           [Shareholder Name/Registration]

MAILING ADDRESS:

The following mailing address should be used for all written shareholder communications to Firstar Mutual Fund Services, LLC :

                          Mairs and Power Growth Fund, Inc.
                          Firstar Mutual Fund Services, LLC
                                     P.O. Box 701
                              Milwaukee, WI  53201-0701

OVERNIGHT DELIVERIES:

Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

                          Mairs and Power Growth Fund, Inc.
                          Firstar Mutual Fund Services, LLC
                         615 East Michigan Street, 3rd Floor
                              Milwaukee, WI  53202-5207

CONDENSED FINANCIAL INFORMATION

The following table shows certain important financial information which may help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total investment returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The financial statements and auditors' report may be found in the Fund's most recent annual report, which you may obtain, without charge, by writing to or calling the Fund at the number listed on the front of this Prospectus.


                                           FINANCIAL HIGHLIGHTS

                         (SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF
                              CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 Year  ended December 31
                                                  1998        1997        1996        1995        1994
                                               ----------------------------------------------------------
PER SHARE
Net Asset Value, Beginning of Year              $ 86.67     $ 69.48     $ 56.64     $ 39.37     $ 38.84

Income From Investment Operations:
  Net Investment Income                           0.86*       1.03        0.75        0.51        0.67

  Net Realized and Unrealized Gains
  (Losses) on Investment                          7.23       18.85       14.19       18.83        1.49
                                                -------     -------     -------     -------     -------

Total From Investment Operations                  8.09       19.88       14.94       19.34        2.16

Less Distributions:
  Dividends (from net investment income)         (0.72)      (1.00)      (0.71)      (0.56)      (0.65)

Distributions (from capital gains)               (1.36)      (1.69)      (1.39)      (1.51)      (0.98)
                                                -------     -------     -------     -------     -------

TOTAL DISTRIBUTIONS                              (2.08)      (2.69)      (2.10)      (2.07)      (1.63)

NET ASSET VALUE, END OF YEAR                    $ 92.68     $ 86.67     $ 69.48     $ 56.64     $ 39.37
                                                -------     -------     -------     -------     -------
                                                -------     -------     -------     -------     -------

Total Investment Return                           9.4%       28.7%       26.4%       49.3%        5.6%
                                                -------     -------     -------     -------     -------
                                                -------     -------     -------     -------     -------

Net Assets, End of Year (000's omitted)        $580,461    $412,591    $150,162     $70,537     $41,890

RATIOS/SUPPLEMENTAL DATA:

  Ratio of Expenses to Average Net Assets        0.82%       0.84%       0.89%       0.99%       0.99%

  Ratio of Net Investment Income
  to Average Net Assets                          0.97%       0.98%       1.18%       1.00%       1.74%

  Portfolio Turnover Rate                        2.04%       5.07%       3.19%       3.87%       5.09%


* In 1998 net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

                             MAIRS AND POWER GROWTH FUND

                                OFFICERS AND DIRECTORS

George A. Mairs, III . . . . . . . . . . . . . . . . . . President and Director
William B. Frels . . . . . . . . . . . . . . . . . . . . Secretary and Director
Peter G. Robb. . . . . . . . . . . . . . . . . . . .Vice-President and Director
Lisa J. Hartzell . . . . . . . . . . . . . . . . . . . . . . . . . . .Treasurer
Charlton Dietz . . . . . . . . . . . . . . . . . . . . . . . . . . . . Director
Donald E. Garretson. . . . . . . . . . . . . . . . . . . . . . . . . . Director
J. Thomas Simonet. . . . . . . . . . . . . . . . . . . . . . . . . . . Director

INVESTMENT ADVISER                        INDEPENDENT AUDITORS
Mairs and Power, Inc.                     Ernst & Young LLP
W-1420 First National Bank Building       1400 Pillsbury Center
332 Minnesota Street                      200 South Sixth Street
Saint Paul, Minnesota 55101               Minneapolis, Minnesota  55402

                                      CUSTODIAN
                             Firstar Bank Milwaukee, N.A.
                               615 East Michigan Street
                                     P.O. Box 701
                             Milwaukee, Wisconsin  53201

                                   TRANSFER AGENT
(REGULAR MAIL ADDRESS)                    (OVERNIGHT OR EXPRESS MAIL ADDRESS)
Firstar Mutual Fund Services, LLC         Firstar Mutual Fund Services, LLC
615 East Michigan Street                  615 East Michigan Street
P. O. Box 701                             3rd Floor
Milwaukee, Wisconsin 53201-0701           Milwaukee, Wisconsin 53202


                                ADDITIONAL INFORMATION
MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

- ANNUAL AND QUARTERLY REPORTS, WHICH DESCRIBE THE FUND'S PERFORMANCE AND LIST ITS PORTFOLIO HOLDINGS.

- STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE DETAILS ABOUT THE FUND AND ITS INVESTMENT POLICIES AND RESTRICTIONS.

- YOU CAN OBTAIN A FREE COPY OF THE ANNUAL REPORT, QUARTERLY REPORTS OR SAI, REQUEST OTHER INFORMATION ABOUT THE FUND OR MAKE SHAREHOLDER INQUIRIES BY CALLING 1-800-304-7404.

- DOCUMENTS FILED BY THE FUND WITH THE SEC ARE AVAILABLE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV, WHERE THEY ARE LISTED UNDER "MAIRS AND POWER GROWTH FUND, INC."

- INFORMATION ABOUT THE FUND, INCLUDING THE SAI, CAN ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU CAN ALSO OBTAIN COPIES BY MAILING YOUR REQUEST AND A DUPLICATING FEE TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-6009. INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM IS AVAILABLE BY CALLING THE SEC AT 1-800-SEC-0330.

-  THE FUND'S INVESTMENT COMPANY ACT FILE NUMBER IS 811-802.

                          MAIRS AND POWER GROWTH FUND, INC.

                         STATEMENT OF ADDITIONAL INFORMATION

                                 Dated April 30, 1999

     Mairs and Power Growth Fund, Inc. (the "Fund"), is a no-load mutual fund that has as its investment objective the holding of a diversified list of securities, normally common stocks, which appear to offer possibilities for long-term appreciation.

     This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than what is contained in the Fund's Prospectus. It should be read in conjunction with the Prospectus, dated April 30, 1999, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing the Fund. Certain portions of the Prospectus have been incorporated by reference into this Statement of Additional Information, as noted herein. The address of the Fund is W-1420 First National Bank Building, 332 Minnesota Street, St. Paul, MN 55101-1363, and its telephone number is 1-800-304-7404.

The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .    2

Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . .    2

Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Purchasing and Redeeming Shares. . . . . . . . . . . . . . . . . . . . . .    3

Principal Holders of Securities. . . . . . . . . . . . . . . . . . . . . .    3

Officers and Directors . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

Transfer Agent and Custodian . . . . . . . . . . . . . . . . . . . . . . .    5

Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . .    6

Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

THE FUND

     The Fund is an open-ended, diversified management company which was incorporated in Minnesota in 1958. The fund has authorized capital stock of 25,000,000 shares, $0.01 par value per share. Each share entitles the shareholder to one vote at all meetings of Fund shareholders. Shareholders will participate equally in dividends and capital gains distributions declared by the Fund for each share owned. Fund shares are transferable without restrictions and are redeemable at net asset value.

INVESTMENT OBJECTIVE AND POLICIES

     As discussed in "Investment Objective and Policies" in the Fund's Prospectus, the Fund will normally be fully invested in common stocks that appear to offer possibilities for long-term appreciation.

INVESTMENT LIMITATIONS

     The Fund is subject to the following restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. The vote of a majority of the shareholders means the vote, at the annual or a special meeting of the security holders, of holders representing (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities, whichever is less. The Fund may not:

     (1) Purchase securities of any issuer if as a result, (a) more than 5% of the value of the assets of the Fund would then be invested in the securities of a single issuer (other than U.S. Government obligations), or (b) more than 10% of any class of securities, or more than 10% of the outstanding voting securities, of the issuer would then be held by the Fund;

     (2) Purchase securities of other investment companies if as a result more than 5% of the Fund's total assets would then be (a) invested in the securities of that investment company, or (b) more than 10% of the Fund's assets would then be invested in securities of all investment companies;

     (3)  Concentrate more than 20% of its investments in a particular industry;

     (4) Purchase or sell real estate, real estate investment trusts, or other interests in real estate which are not readily marketable;

     (5)  Write, purchase or sell puts, calls, or combinations thereof;

     (6) Make loans (although it may acquire portions of an issuer's publicly distributed securities);

     (7)  Purchase securities on margin or sell short;

     (8) Borrow money, except that the Fund may borrow from banks up to 5% of its total assets to pay capital gains distributions, to pay income dividends, or to relieve an extraordinary or emergency situation, but not for investment purposes;

     (9) Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund;

     (10) Participate on a joint or a joint and several basis in any trading account in securities;

     (11) Invest in companies for the purpose of exercising control of management;

     (12) Act as an underwriter of securities of other issuers;

     (13) Purchase or retain the securities of any issuer if officers and directors of the Fund or its investment adviser who own individually more than one-half of one percent of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (14) Purchase or sell commodities or commodity contracts in the ordinary course of its business; or

     (15) Purchase or sell "restricted securities" in such a way as to become an "underwriter" within the meaning of that term as used in the Securities Act of 1933.

PORTFOLIO TURNOVER

     The annual portfolio turnover rate for the Fund was 2.04% for the year ended December 31, 1998 and 5.07% for the year ended December 31, 1997. The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held, when in the opinion of the Investment Adviser, Mairs and Power, Inc., investment considerations warrant such action. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at the time the Fund acquired them) by the monthly average value of the securities in the Fund's portfolio during the year.

PURCHASING AND REDEEMING SHARES

     The purchase and redemption of the Fund's shares are subject to the procedures described in "Purchasing Shares" and "Redeeming Shares" in the Fund's Prospectus, which is incorporated herein by reference.

PRINCIPAL HOLDERS OF SECURITIES

     As of January 31, 1999, there were no shareholders who held more than 5% of the Fund's outstanding shares.

OFFICERS AND DIRECTORS

     The officers and directors of the Fund and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address for each Director and Officer is 332 Minnesota Street, W-1420 First National Bank Bldg., St. Paul, MN 55101-1363.


                             Position(s) Held       Principal Occupation(s)
Name, Address and Age        With Registrant        During Past Five Years
---------------------        ---------------        ----------------------

George A. Mairs, III, * 70   President and          President of the Investment
                             Director               Adviser

William B. Frels, * 59       Secretary and          Vice President and Secretary
                             Director               of the Investment Adviser

Peter G. Robb, * 50          Vice President and     Vice President of the
                             Director               Investment Adviser

Lisa J. Hartzell, 54         Treasurer              Manager of Mutual Fund
                                                    Services of the Investment
                                                    Adviser

Charlton Dietz, 68           Director               Retired Senior Vice
3050 Minnesota World Trade                          President, Legal Affairs
Center                                              and General Counsel,
30 Seventh Street East                              Minnesota Mining and
St. Paul, MN  55101                                 Manufacturing Company

Donald E. Garretson, 77      Director               Retired Vice President,
709 Linwood Avenue                                  Minnesota Mining and
St. Paul, MN  55105                                 Manufacturing Company

J. Thomas Simonet, 72        Director               Retired Chief Executive
315 Stonebridge Boulevard                           Officer, U.S. Bank Trust
St. Paul, MN  55105                                 National Association
                                                    (formerly First Trust
                                                    National Association)


*Interested person of the Fund, as defined in the Investment Company Act of 1940.

     All of the above listed persons serve in the same officer and/or director capacities with Mairs and Power Balanced Fund, Inc., an open-end investment company which also retains Mairs and Power, Inc. as its investment adviser, except that Mr. Frels is President and Mr. Mairs is Secretary of that fund.

     The Fund's non-interested directors are members of the Audit Committee, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the annual audit. The Fund does not pay any remuneration to its Officers and Directors other than fees to Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Fund's Investment Adviser, which fees totaled $54,000 in 1998. As of January 31, 1999, the Directors and Officers of the Fund, as a group, and their spouses and minor children beneficially owned 35,787 shares, or .6% of the Fund.

INVESTMENT ADVISER

     Mairs and Power, Inc. a Minnesota corporation, is the Investment Adviser of the Fund. Mairs and Power, Inc.'s shareholders, all of whom are officers and directors of the Fund, along with their percentage ownership positions in Mairs and Power, Inc., are listed below:

               George A. Mairs, III     43.1%
               William B. Frels         36.1%
               Peter G. Robb            20.8%

     Mairs and Power, Inc. has furnished continuous investment supervision to the Fund since 1958. Mairs and Power, Inc. currently provides similar services to one other mutual fund, Mairs and Power Balanced Fund, Inc., the net assets of which as of December 31, 1998 were $38,355,609.

     Mairs and Power, Inc. serves as Investment Adviser to the Fund under the terms of an Investment Advisory Agreement dated March 21, 1972, as amended May 17, 1982. The Investment Advisory Agreement must be approved annually by the Board of Directors of the Fund, including a majority of those directors who are not parties to such contract or "interested persons" of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Agreement may be terminated at any time, without penalty, on sixty days' written notice by the Fund's Board of Directors, by the holders of a majority of the Fund's outstanding voting securities or by the Investment Adviser. The Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act of 1940 and the rules thereunder).

     As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the rate of one-twentieth of one percent of month-end net asset value (0.6% annually), computed and paid each month. The ratio of the management fee to average net assets in 1998 was 0.6%; the ratio of total expenses to average net assets was 0.82%. Mairs and Power, Inc. has agreed with the Fund that the expense ratio will not exceed the expense limitation of any state in which the Fund's shares are sold.

     Advisory fees paid by the Fund to Mairs and Power, Inc. amounted to $3,112,094 in 1998, $1,726,083 in 1997 and $656,525 in 1996. Under the terms of the Investment Advisory Agreement, the Investment Adviser agrees to render research, statistical and advisory services to the Fund, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares. All other expenses, such as brokerage commissions, fees charged by the Securities and Exchange Commission, custodian and transfer agent fees, legal and auditing fees, directors fees, taxes, premiums on fidelity bonds, supplies, and all other miscellaneous expenses are borne by the Fund. No compensation was paid to any other director or officer of the Fund.

TRANSFER AGENT AND CUSTODIAN

     Firstar Mutual Fund Services, LLC acts as the Fund's Transfer Agent and Dividend Disbursing Agent and is reimbursed for all expenditures incurred in the discharge of these responsibilities. Reimbursements to Firstar for 1998 amounted to $436,061 and for 1997 reimbursements amounted to $241,354. For the period May 1, 1996 through December 31, 1996 reimbursements to Firstar amounted to $34,037. Prior to May 1, 1996, Mairs and Power, Inc. acted as Transfer Agent and Dividend Disbursing Agent for the Fund. Reimbursements to Mairs and Power, Inc. as Transfer Agent and Dividend Disbursing Agent for the Fund amounted to $43,270 in 1996.

     Custodial services for the Fund are performed by Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, WI 53201, pursuant to the terms of a Custodial Agreement reviewed annually by the

Board of Directors. As Custodian, Firstar Bank Milwaukee, N.A. controls all securities and cash for the Fund, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Fund. For these services, Firstar Bank Milwaukee, N.A. received $104,875 in 1998, and $54,526 in 1997. For the period May 1, 1996 through December 31, 1996, Firstar Trust Company received $13,041. Prior to May 1, 1996, Norwest Bank Minnesota, National Association acted as Custodian for the Fund. For services as Custodian to the Fund, Norwest Bank Minnesota, National Association received $8,506 in 1996.

PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is responsible for the Fund's portfolio decisions and the placing of orders to effect the Fund's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily be paying the lowest commission or spread available. The Fund has no obligation to deal with any broker or dealer in the execution of its portfolio transactions, and there is no affiliation between the Fund's officers or directors, or its Investment Adviser, and any broker-dealer or affiliated persons of any broker-dealer who executes transactions for the Fund.

     Investment decisions for the Fund are made independently from those of Mairs and Power Balanced Fund, Inc., also managed by Mairs and Power, Inc. When these funds are simultaneously engaged in the purchase or sale of the same securities, the transactions are averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each fund. In some cases this system may adversely affect the price paid or received by the Fund, or the size of the position obtainable for the Fund.

     Decisions with respect to allocations of portfolio brokerage will be made by the Investment Adviser. Portfolio transactions are normally placed with broker-dealers which provide the Fund's Investment Adviser with research and statistical assistance. Recognizing the value of these factors, the Fund may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction, even though the research services furnished by brokers through whom the Fund effects securities transactions may benefit other clients of Mairs and Power, Inc.

     For the year 1998, the Fund paid $378,256 in brokerage fees on purchase and sale of portfolio securities. All of this amount was paid to brokers or dealers who supplied research services to the Investment Adviser. Total brokerage fees for 1997 and 1996 amounted to $468,293 and $206,017 respectively.

TAXATION

     The Fund intends to comply, as it did in 1998, with the special provisions of Subchapter M of the Internal Revenue Code that relieves it from federal income tax on net investment income and capital gains currently distributed to shareholders. The Internal Revenue Code requires all regulated investment companies to pay a nondeductible 4% excise tax if less than 98% of ordinary income and 98% of capital gains are paid out to shareholders during the year in which they are earned or realized. The Fund intends to distribute income and capital gains in such a manner as to avoid this excise tax.

FINANCIAL STATEMENTS

     The Fund's financial statements, including a listing of portfolio securities as of December 31, 1998, are included in the Fund's Annual Report to Shareholders for the year ended December 31, 1998 and are incorporated herein by reference. The financial statements have been audited by Ernst & Young LLP, independent auditors, 1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, Minnesota 55402, as set forth in their report appearing in the Annual Report and incorporated herein by reference. Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Fund.

PART C.     OTHER INFORMATION

Item 23.    Exhibits

            1. Articles of Incorporation. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

            1.A. Articles of Incorporation, Article V. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

            2. By-laws. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 40, filed on April 9, 1990.

            3.    None.


            4. Investment Advisory Contract. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 22, filed on April, 1972.

            5.    None.

            6.    None.

            7. Custodian Agreement entered into between the Fund and Firstar Trust Company on April 15, 1996. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 48, filed on April 29, 1996.

            8.    None.

            9.    None.

            10.   Consent of Independent Auditors.

            11.   None.

            12.   None.

            13.   None.

            14.   Financial Data Schedule.

            15. Mairs and Power, Inc. Prototype Self-Employed Money Purchase and Pension Plan, Trust, Summary Plan Description, Adoption Agreements Nos. 001 and 002, and Custody Agreement. Incorporated by reference to registrant's Registration Statement on Form N-1A, No. 2-14290, Post-Effective Amendment No. 43, filed on April 7, 1993.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Inapplicable


Item 25.    INDEMNIFICATION

            The Fund's Amended and Restated Articles of Incorporation state that a director of the corporation shall have no personal liability to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director to the full extent such immunity is permitted from time to time under the Minnesota Business Corporation Act, as now enacted or hereafter amended, except as prohibited by the Investment Company Act of 1940, as amended.

            Section 302A.521 of the Minnesota Business Corporation Act provides that a Minnesota corporation shall indemnify any director, officer, or employee of the corporation made or threatened to be made a party to a proceeding, by reason of the former or present official capacity of the person, against judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding, provided that certain statutory standards are met. "Proceeding" means a threatened, pending or completed civil, criminal, administrative, arbitration or investigative proceeding, including one by or in the right of the corporation. Indemnification is required under Section 302A.521 only if the person (i) has not been indemnified by any other organization with respect to the same acts or omissions, (ii) acted in good faith, (iii) received no improper personal benefit, (iv) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful, and (v) reasonably believed that the conduct was in the best interest of the corporation.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            Inapplicable

Item 27.    PRINCIPAL UNDERWRITERS

            Inapplicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

            Custodian:                       Firstar Bank Milwaukee, N.A.
                                             615 East Michigan Street
                                             P. O. Box 701
                                             Milwaukee, Wisconsin 53201-0701


            Transfer Agent: Overnight        Firstar Mutual Fund Services, LLC
            Deliveries                       615 East Michigan Street
                                             3rd Floor
                                             Milwaukee, Wisconsin 53202

            Transfer Agent: Mailing Address  Firstar Mutual Fund Services, LLC
                                             615 East Michigan Street
                                             P. O. Box 701
                                             Milwaukee, Wisconsin 53201-0701

            Investment Adviser:              Mairs and Power, Inc.
                                             W-1420 First National Bank Building
                                             332 Minnesota Street
                                             Saint Paul, Minnesota 55101

Item 29.    MANAGEMENT SERVICES

            Inapplicable

Item 30.    UNDERTAKINGS

            Inapplicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485 (a)(1) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul, and State of Minnesota on the 30th day of April, 1999.

                              MAIRS AND POWER GROWTH FUND, INC.


                              -------------------------------------------------
                              /s/ George A. Mairs, III, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ George A. Mairs, III    President and Director
--------------------------  (Principal Executive Officer)     April 30, 1999
George A. Mairs, III


/s/ William B. Frels        Secretary and Director
--------------------------  (Principal Financial and
William B. Frels            Accounting Officer)               April 30, 1999


/s/ Peter  G. Robb
--------------------------
Peter  G. Robb              Vice President and Director       April 30, 1999


/s/ Charlton Dietz
--------------------------
Charlton Dietz              Director                          April 30, 1999


/s/ Donald E. Garretson
--------------------------
Donald E. Garretson         Director                          April 30, 1999


/s/ J. Thomas Simonet
--------------------------
J. Thomas Simonet           Director                          April 30, 1999

                                    EXHIBIT INDEX

Item      Description
----      -----------

1-9.      Not filed herewith.

10.       Consent of Independent Auditors.

11-13.    Not filed herewith.

14.       Financial Data Schedule.

15.       Not filed herewith.